Borrowings - Schedule of Borrowings (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 KHR (៛)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 KHR (៛)
Schedule of Borrowings [Line Items]
Borrowings	$ 5,088,600	$ 7,184,114	$ 1,961,969			$ 5,479,433
Current borrowings	5,088,600	2,823,729
Non-current portion of non-current borrowings		4,360,385
Current portion of non-current borrowings	$ 5,088,600	$ 7,184,114
Revolving Loans [Member]
Schedule of Borrowings [Line Items]
Borrowings, maturity		June 13, 2025
Borrowings, interest rate
Borrowings		$ 4,360,385
Revolving Loans [Member] | Bottom of range [member]
Schedule of Borrowings [Line Items]
Borrowings, interest rate		6.76%				6.76%	6.76%	6.76%
Revolving Loans [Member] | Top of range [member]
Schedule of Borrowings [Line Items]
Borrowings, interest rate		6.99%				6.99%	6.99%	6.99%
Trade Financing [Member]
Schedule of Borrowings [Line Items]
Borrowings, maturity	April 10, 2025 to July 18, 2025	April 2, 2024 to January 23, 2025
Borrowings	$ 584,350	$ 734,264
Trade Financing [Member] | Bottom of range [member]
Schedule of Borrowings [Line Items]
Borrowings, interest rate	5.70%	6.71%	5.70%	5.70%	5.70%	6.71%	6.71%	6.71%
Trade Financing [Member] | Top of range [member]
Schedule of Borrowings [Line Items]
Borrowings, interest rate	6.56%	7.35%	6.56%	6.56%	6.56%	7.35%	7.35%	7.35%
Export Financing [Member]
Schedule of Borrowings [Line Items]
Borrowings, maturity	May 15, 2025 to June 30, 2025	May 31, 2024 to January 14, 2025
Borrowings	$ 4,504,250	$ 2,089,465
Export Financing [Member] | Bottom of range [member]
Schedule of Borrowings [Line Items]
Borrowings, interest rate	5.38%	6.37%	5.38%	5.38%	5.38%	6.37%	6.37%	6.37%
Export Financing [Member] | Top of range [member]
Schedule of Borrowings [Line Items]
Borrowings, interest rate	6.62%	7.59%	6.62%	6.62%	6.62%	7.59%	7.59%	7.59%